Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Other Comprehensive (Loss) Income Included in Stockholders' Equity

The following table sets forth the amounts of other comprehensive income (loss) included in stockholders’ equity along with the related tax effect for the years ended December 31, 2015, 2014 and 2013.

	Pre-Tax	Tax Benefit	Net of Tax
	Amount	(Expense)	Amount
December 31, 2015:
Unrealized holding gains (losses) on:
Available for sale securities	($1,698)	577	(1,121)
Available for sale securities – OTTI	359	(122)	237
Derivatives	389	(132)	257
Reclassification adjustments for gains on:
Available for sale securities	(691)	235	(456)

	($1,641)	558	(1,083)

December 31, 2014:
Unrealized holding gains on:
Available for sale securities	$7,773	(2,643)	5,130
Derivatives	359	(122)	237
Reclassification adjustments for gains on:
Available for sale securities	(578)	197	(381)

	$7,554	(2,568)	4,986

December 31, 2013:
Unrealized holding gains on:
Available for sale securities	($16,012)	5,444	(10,568)
Derivatives	376	(128)	248
Reclassification adjustments for gains on:
Available for sale securities	(1,661)	565	(1,096)
Other than temporary impairment	400	(136)	264

	($16,897)	5,745	(11,152)